American Century Investments®
Quarterly Portfolio Holdings
NT Disciplined Growth Fund
September 30, 2021

NT Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.9%
Aerospace and Defense — 0.3%
Textron, Inc.	23,536	1,643,048
Air Freight and Logistics — 0.8%
Expeditors International of Washington, Inc.	13,387	1,594,793
FedEx Corp.	17,167	3,764,552
		5,359,345
Automobiles — 1.2%
Tesla, Inc.(1)	9,732	7,546,971
Biotechnology — 3.6%
Exelixis, Inc.(1)	109,283	2,310,243
Horizon Therapeutics plc(1)	45,224	4,953,837
Moderna, Inc.(1)	15,889	6,115,040
Regeneron Pharmaceuticals, Inc.(1)	6,989	4,229,603
Vertex Pharmaceuticals, Inc.(1)	30,277	5,491,945
		23,100,668
Building Products — 1.0%
Allegion plc	23,579	3,116,672
Carlisle Cos., Inc.	17,737	3,525,939
		6,642,611
Capital Markets — 2.2%
Moody's Corp.	13,384	4,752,792
MSCI, Inc.	7,633	4,643,459
T. Rowe Price Group, Inc.	22,157	4,358,282
		13,754,533
Commercial Services and Supplies — 0.6%
Clean Harbors, Inc.(1)	21,350	2,217,624
Rollins, Inc.	53,869	1,903,192
		4,120,816
Communications Equipment — 0.5%
Arista Networks, Inc.(1)	9,758	3,353,239
Construction and Engineering — 0.5%
EMCOR Group, Inc.	27,292	3,148,951
Containers and Packaging — 0.1%
Greif, Inc., Class A	13,347	862,216
Electrical Equipment — 0.5%
Atkore, Inc.(1)	17,307	1,504,325
Eaton Corp. plc	10,614	1,584,776
		3,089,101
Electronic Equipment, Instruments and Components — 0.7%
Keysight Technologies, Inc.(1)	28,353	4,658,114
Entertainment — 0.5%
Walt Disney Co. (The)(1)	18,325	3,100,040
Food and Staples Retailing — 1.2%
Costco Wholesale Corp.	16,596	7,457,413
Food Products — 0.5%
Darling Ingredients, Inc.(1)	45,525	3,273,248
Health Care Equipment and Supplies — 4.4%
Align Technology, Inc.(1)	4,872	3,241,975
Danaher Corp.	7,100	2,161,524

DexCom, Inc.(1)	5,962	3,260,380
Edwards Lifesciences Corp.(1)	36,744	4,159,788
IDEXX Laboratories, Inc.(1)	6,630	4,123,197
Intuitive Surgical, Inc.(1)	5,328	5,296,831
Stryker Corp.	20,971	5,530,472
		27,774,167
Health Care Providers and Services — 0.6%
Molina Healthcare, Inc.(1)	13,762	3,733,768
Hotels, Restaurants and Leisure — 3.4%
Chipotle Mexican Grill, Inc.(1)	1,859	3,378,770
Darden Restaurants, Inc.	14,790	2,240,241
Domino's Pizza, Inc.	9,708	4,630,328
McDonald's Corp.	17,092	4,121,052
Starbucks Corp.	66,110	7,292,594
		21,662,985
Household Durables — 0.4%
Sonos, Inc.(1)	89,367	2,891,916
Interactive Media and Services — 10.4%
Alphabet, Inc., Class A(1)	15,447	41,297,864
Alphabet, Inc., Class C(1)	1,425	3,798,067
Facebook, Inc., Class A(1)	61,837	20,986,859
		66,082,790
Internet and Direct Marketing Retail — 5.9%
Amazon.com, Inc.(1)	10,315	33,885,187
Etsy, Inc.(1)	18,684	3,885,525
		37,770,712
IT Services — 6.8%
Accenture plc, Class A	25,963	8,306,083
EPAM Systems, Inc.(1)	4,045	2,307,592
Gartner, Inc.(1)	9,521	2,893,241
Mastercard, Inc., Class A	35,933	12,493,185
Perficient, Inc.(1)	33,531	3,879,537
Visa, Inc., Class A	59,437	13,239,592
		43,119,230
Leisure Products — 0.4%
YETI Holdings, Inc.(1)	27,236	2,333,853
Life Sciences Tools and Services — 1.5%
Agilent Technologies, Inc.	13,447	2,118,306
Avantor, Inc.(1)	122,865	5,025,178
Charles River Laboratories International, Inc.(1)	5,240	2,162,391
		9,305,875
Machinery — 0.7%
AGCO Corp.	12,270	1,503,443
Crane Co.	18,212	1,726,680
Lincoln Electric Holdings, Inc.	12,208	1,572,268
		4,802,391
Media — 0.4%
Charter Communications, Inc., Class A(1)	3,688	2,683,241
Paper and Forest Products — 0.4%
Louisiana-Pacific Corp.	43,156	2,648,484
Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	16,388	4,915,253
Professional Services — 0.5%
TransUnion	27,428	3,080,439

Real Estate Management and Development — 0.2%
eXp World Holdings, Inc.	27,502	1,093,755
Road and Rail — 0.9%
Old Dominion Freight Line, Inc.	19,806	5,664,120
Semiconductors and Semiconductor Equipment — 9.5%
Advanced Micro Devices, Inc.(1)	68,814	7,080,961
Analog Devices, Inc.	21,404	3,584,742
Broadcom, Inc.	9,846	4,774,621
KLA Corp.	11,007	3,681,952
Lam Research Corp.	5,503	3,132,032
Monolithic Power Systems, Inc.	9,439	4,574,894
NVIDIA Corp.	91,027	18,857,153
QUALCOMM, Inc.	57,833	7,459,300
Semtech Corp.(1)	29,615	2,309,082
United Microelectronics Corp., ADR	167,165	1,910,696
Xilinx, Inc.	19,261	2,908,218
		60,273,651
Software — 18.5%
Adobe, Inc.(1)	19,063	10,974,950
Atlassian Corp. plc, Class A(1)	11,124	4,354,156
Autodesk, Inc.(1)	15,766	4,495,990
Fortinet, Inc.(1)	15,688	4,581,524
Intuit, Inc.	10,367	5,593,100
Microsoft Corp.	195,515	55,119,589
Palo Alto Networks, Inc.(1)	12,768	6,115,872
salesforce.com, Inc.(1)	19,451	5,275,500
ServiceNow, Inc.(1)	14,121	8,787,075
Synopsys, Inc.(1)	10,168	3,044,401
Workday, Inc., Class A(1)	18,854	4,711,426
Zscaler, Inc.(1)	19,202	5,035,148
		118,088,731
Specialty Retail — 5.7%
AutoZone, Inc.(1)	2,052	3,484,276
Dick's Sporting Goods, Inc.	24,842	2,975,326
Home Depot, Inc. (The)	33,367	10,953,051
Penske Automotive Group, Inc.	24,401	2,454,741
Ross Stores, Inc.	25,943	2,823,896
TJX Cos., Inc. (The)	91,944	6,066,465
Ulta Beauty, Inc.(1)	10,847	3,914,899
Williams-Sonoma, Inc.	19,203	3,405,268
		36,077,922
Technology Hardware, Storage and Peripherals — 9.7%
Apple, Inc.	391,257	55,362,865
Dell Technologies, Inc., Class C(1)	27,491	2,860,164
Pure Storage, Inc., Class A(1)	136,845	3,443,020
		61,666,049
Textiles, Apparel and Luxury Goods — 2.1%
Crocs, Inc.(1)	11,743	1,684,886
lululemon athletica, Inc.(1)	7,223	2,923,148
NIKE, Inc., Class B	58,739	8,530,665
		13,138,699
Trading Companies and Distributors — 0.5%
United Rentals, Inc.(1)	9,797	3,438,061
TOTAL COMMON STOCKS (Cost $426,216,085)		623,356,406

TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $1,468,048), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $1,438,805)		1,438,804
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $4,892,984), at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $4,797,001)		4,797,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,673,503	1,673,503
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,909,307)		7,909,307
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $434,125,392)		631,265,713
OTHER ASSETS AND LIABILITIES — 0.9%		5,694,938
TOTAL NET ASSETS — 100.0%		$636,960,651

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	623,356,406	—	—
Temporary Cash Investments	1,673,503	6,235,804	—
	625,029,909	6,235,804	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.